SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
		Dec. 31, 2013	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Note [Line Items]
Unrecognized compensation cost				$ 57,982
Weighted-average period for unrecognized compensation cost to be recognized				1 year 6 months 22 days
IPO [Member]
Stockholders Equity Note [Line Items]
Proceeds from stock issuance, IPO			$ 93,564
Sale of stock, price per share			$ 16.50
Shares issued during period, number of shares			5,712,446
Shares issued, price per share			$ 16.50
Underwriting discounts and commissions			$ 7,306
Other offering expense			$ 3,506
IPO [Member] | Shareholders [Member]
Stockholders Equity Note [Line Items]
Shares issued during period, number of shares			1,987,554
IPO [Member] | Underwriters [Member]
Stockholders Equity Note [Line Items]
Exercise of options, shares		613,340
Shares issued, price per share			$ 16.50
Number of shares purchasable by option.			1,155,000
Total value of options granted to underwriters.			$ 1,054
Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Exercise of options, shares				1,505,904
Outstanding options				10,677,833	11,085,678
Intrinsic value of option outstanding				$ 172,751 [1]	$ 182,755
Exercisable options				5,970,970
Intrinsic value of exercisable options	[2]			$ 112,844
Vested and expected to vest options outstanding				10,418,555
Intrinsic value of vested and expected to vest options outstanding	[3]			$ 169,537
Employee Stock Option [Member] | In-the-money [Member]
Stockholders Equity Note [Line Items]
Outstanding options				10,315,440
Exercisable options				5,819,196
Vested and expected to vest options outstanding				10,068,248
Employee Stock Option [Member] | Out of the money [Member]
Stockholders Equity Note [Line Items]
Outstanding options				362,393
Intrinsic value of option outstanding				$ 0
Exercisable options				151,774
Intrinsic value of exercisable options				$ 0
Vested and expected to vest options outstanding				350,307
Intrinsic value of vested and expected to vest options outstanding				$ 0
Employee Shares Incentive Plan ("the Plan") [Member] | Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Shares available for future grant					1,911,905

[1]	Represents intrinsic value of 10,315,440 outstanding options that are in-the-money as of December 31, 2015. The remaining 362,393 outstanding options are out of the money as of December 31, 2015 and their intrinsic value was considered as zero.
[2]	Represents intrinsic value of 5,819,196 exercisable options that are in-the-money as of December 31, 2015. The remaining 151,774 exercisable options are out of the money as of December 31, 2015 and their intrinsic value was considered as zero.
[3]	Represents intrinsic value of 10,068,248 vested and expected to vest options that are in-the-money as of December 31, 2015. The remaining 350,307 vested and expected to vest options are out of the money as of December 31, 2015 and their intrinsic value was considered as zero.